Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Borrowings
Schedule of borrowings

Lender	Date of Borrowing	Due Date	Principal Amount ( in RMB)	Interest Payment Periods
As of December 31, 2013
Short-term loan:
Bank of China	September 2013	September 2014	200,000	Quarterly
Agriculture Bank of China	September 2013	September 2014	80,000	Monthly
Agriculture Bank of China	September 2013	January 2014	34,379	Together with principal
Agriculture Bank of China	September 2013	February 2014	79,248	Together with principal
Agriculture Bank of China	November 2013	April 2014	539	Together with principal
Agriculture Bank of China	December 2013	May 2014	3,073	Together with principal
Agriculture Bank of China	December 2013	April 2014	95,721	Monthly
Agriculture Bank of China	December 2013	May 2014	2,038	Together with principal
Agriculture Bank of China	December 2013	May 2014	1,996	Together with principal
China Merchant Bank	September 2013	March 2014	10,000	Together with principal
China Merchant Bank	September 2013	March 2014	10,000	Together with principal
China Merchant Bank	September 2013	March 2014	10,000	Together with principal
China Merchant Bank	September 2013	March 2014	10,000	Together with principal
China Merchant Bank	September 2013	March 2014	10,000	Together with principal
China Merchant Bank	December 2013	June 2014	30,000	Together with principal
Huaxia Bank	May 2013	February 2014	40,000	Together with principal
Huaxia Bank	February 2013	February 2014	10,000	Together with principal
Bank of Communication	August 2013	February 2014	42,000	Monthly
Hefei S & T Rural Commercial Bank	March 2013	March 2014	150,000	Quarterly
Hefei S & T Rural Commercial Bank	April 2013	March 2014	50,000	Quarterly
Rural Credit Cooperative of Hebei	March 2013	March 2014	28,000	Monthly
Bank of Xingtai	June 2013	June 2014	20,000	Monthly
Bank of Xingtai	July 2013	June 2014	40,000	Monthly
OCBC Bank	March 2013	April 2014	30,485	Monthly
OCBC Bank	May 2013	May 2014	54,873	Monthly
Other loan *	April 2013	March 2014	30,000	Quarterly
Other loan*	November 2013	November 2014	50,000	Quarterly
Subtotal			1,122,352

*Local government provided short-term loan to one subsidiary located in Jiangsu Province with market interest rate bearing.

Lender	Date of Borrowing	Due Date	Principal Amount ( in RMB)	Interest Payment Periods
Long-term loan due in one year:
China Construction Bank	May 2012	April 2014	157,000	Monthly
China Construction Bank	June 2012	May 2014	34,000	Monthly
Industrial and Commercial Bank of China	December 2011	November 2014	150,000	Monthly
Bank of Xingtai	September 2012	September 2014	100,000	Monthly
Industrial and Commercial Bank of China	March 2011	March 2014	140,000	Monthly
Industrial and Commercial Bank of China	April 2011	March 2014	40,000	Monthly
Industrial and Commercial Bank of China	May 2011	March 2014	20,000	Monthly
Industrial and Commercial Bank of China	June 2011	June 2014	15,917	Monthly
Industrial and Commercial Bank of China	December 2011	June 2014	57,246	Monthly
China Everbright Bank	June 2011	June 2014	200,000	Quarterly
Agriculture Bank of China	August 2012	February 2014	2,850	Quarterly
Agriculture Bank of China	September 2012	February 2014	8,150	Quarterly
Agriculture Bank of China	August 2012	August 2014	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2014	8,150	Quarterly
Subtotal			936,163
Short-term borrowings and current portion of long term borrowings			2,058,515

Long-term loan:
Industrial and Commercial Bank of China	June 2011	January 2019	720,000	Annually
Industrial and Commercial Bank of China	June 2011	January 2018	432,000	Annually
Industrial and Commercial Bank of China	June 2011	January 2017	288,000	Annually
Agriculture Bank of China	September 2012	February 2015	8,150	Quarterly
Agriculture Bank of China	August 2012	August 2015	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2015	8,150	Quarterly
Agriculture Bank of China	August 2012	February 2016	2,850	Quarterly
Agriculture Bank of China	September 2012	February 2016	8,150	Quarterly
Agriculture Bank of China	August 2012	August 2016	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2016	8,150	Quarterly
Agriculture Bank of China	August 2012	February 2015	2,850	Quarterly
Agriculture Bank of China	August 2012	February 2017	2,850	Quarterly
Agriculture Bank of China	September 2012	February 2017	8,150	Quarterly
Agriculture Bank of China	August 2012	August 2017	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2017	8,150	Quarterly
Agriculture Bank of China	August 2012	February 2018	2,850	Quarterly
Agriculture Bank of China	September 2012	February 2018	8,150	Quarterly
Agriculture Bank of China	August 2012	August 2018	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2018	8,150	Quarterly
Agriculture Bank of China	September 2012	February 2019	10,100	Quarterly
Agriculture Bank of China	August 2012	February 2019	2,900	Quarterly
Agriculture Bank of China	August 2012	August 2019	2,900	Quarterly
Agriculture Bank of China	September 2012	August 2019	10,100	Quarterly
Subtotal			1,554,000

Total borrowings			3,612,515

Lender	Date of Borrowing	Due Date	Principal Amount ( in RMB)	Interest Payment Periods
As of December 31, 2014
Short-term loan:
Industrial and Commercial Bank of China	April 2014	March 2015	50,000	Monthly
Industrial and Commercial Bank of China	December 2014	October 2015	50,000	Monthly
Industrial and Commercial Bank of China	December 2014	June 2015	50,000	Monthly
Industrial and Commercial Bank of China	May 2014	April 2015	50,000	Monthly
Industrial and Commercial Bank of China	December 2014	June 2015	58,131	Monthly
Bank of Communication	January 2014	January 2015	50,000	Monthly
Bank of Communication	August 2014	February 2015	97,904	Together with principal
Huaxia Bank	March 2014	March 2015	30,000	Monthly
Huaxia Bank	April 2014	April 2015	20,000	Monthly
Huaxia Bank	May 2014	March 2015	30,000	Monthly
China Merchant Bank	October 2014	April 2015	62,000	Together with principal
China Merchant Bank	November 2014	May 2015	28,759	Together with principal
China Merchant Bank	September 2014	March 2015	48,952	Together with principal
China Merchant Bank	December 2014	June 2015	30,000	Together with principal
China Merchant Bank	December 2014	June 2015	32,400	Together with principal
China Construction Bank	April 2014	April 2015	48,500	Monthly
China Construction Bank	April 2014	April 2015	100,000	Monthly
China Construction Bank	April 2014	April 2015	11,500	Monthly
China Construction Bank	May 2014	May 2015	34,000	Monthly
China Construction Bank	November 2014	May 2015	48,789	Monthly
China Construction Bank	November 2014	May 2015	22,171	Monthly
Bank of China	June 2014	June 2015	200,000	Quarterly
Bank of China	September 2014	March 2015	34,849	Monthly
Bank of China	October 2014	April 2015	35,490	Monthly
Industrial and Commercial Bank of China	December 2014	November 2015	150,000	Monthly
Agriculture Bank of China	May 2014	May 2015	20,000	Monthly
Agriculture Bank of China	March 2014	March 2015	76,363	Monthly
Agriculture Bank of China	January 2014	January 2015	50,000	Monthly
Agriculture Bank of China	February 2014	February 2015	30,000	Monthly
Agriculture Bank of China	August 2014	January 2015	3,139	Together with principal
Agriculture Bank of China	August 2014	February 2015	66,746	Together with principal
Agriculture Bank of China	August 2014	January 2015	3,625	Together with principal
Agriculture Bank of China	August 2014	February 2015	38,418	Together with principal
Agriculture Bank of China	August 2014	January 2015	2,889	Together with principal
Agriculture Bank of China	September 2014	January 2015	3,429	Together with principal
Agriculture Bank of China	September 2014	March 2015	12,116	Together with principal
Agriculture Bank of China	September 2014	February 2015	3,483	Together with principal
Agriculture Bank of China	September 2014	March 2015	14,935	Together with principal
Agriculture Bank of China	September 2014	February 2015	74,040	Together with principal
Agriculture Bank of China	September 2014	February 2015	3,299	Together with principal
Agriculture Bank of China	October 2014	March 2015	2,288	Together with principal
Agriculture Bank of China	October 2014	March 2015	1,212	Together with principal
Agriculture Bank of China	November 2014	April 2015	1,966	Together with principal
Agriculture Bank of China	October 2014	March 2015	2,472	Together with principal
Agriculture Bank of China	October 2014	March 2015	3,209	Together with principal
Agriculture Bank of China	November 2014	April 2015	1,439	Together with principal
Agriculture Bank of China	November 2014	April 2015	1,955	Together with principal
Agriculture Bank of China	December 2014	April 2015	2,956	Together with principal
Agriculture Bank of China	December 2014	May 2015	1,457	Together with principal

Lender	Date of Borrowing	Due Date	Principal Amount ( in RMB)	Interest Payment Periods
As of December 31, 2014
Short-term loan(continued):
Agriculture Bank of China	December 2014	May 2015	2,988	Together with principal
Agriculture Bank of China	December 2014	May 2015	2,084	Together with principal
Bank of Xingtai	September 2014	September 2015	2,000	Monthly
Bank of Xingtai	September 2014	March 2015	1,000	Monthly
Industrial Bank Co., Ltd.	April 2014	April 2015	140,000	Quarterly
Bank of Xingtai	June 2014	June 2015	60,000	Monthly
Hefei S & T Rural Commercial Bank	June 2014	May 2015	100,000	Quarterly
Hefei S & T Rural Commercial Bank	June 2014	May 2015	100,000	Quarterly
Rural Credit Cooperative of Hebei	March 2014	March 2015	28,000	Monthly
Bank of Xingtai	September 2014	March 2015	100	Monthly
Bank of Xingtai	September 2014	September 2015	200	Monthly
Bank of Xingtai	September 2014	March 2015	100	Monthly
Bank of Xingtai	September 2014	September 2015	200	Monthly
Shanghai Pudong Development Bank	August 2014	August 2015	39,980	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2015	2,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2015	2,000	Quarterly
Subtotal			2,275,533

Long-term loan due in one year:
Agriculture Bank of China	August 2012	February 2015	2,850	Quarterly
Agriculture Bank of China	August 2012	August 2015	2,850	Quarterly
Agriculture Bank of China	September 2012	August 2015	8,150	Quarterly
Agriculture Bank of China	September 2012	February 2015	8,150	Quarterly
Subtotal			22,000
Short-term borrowings and current portion of long term borrowings			2,297,533

Long-term loan:
Agriculture Bank of China	June 2014	June 2016	80,000	Monthly
Bank of Xingtai	September 2014	September 2016	74,000	Monthly
Bank of Xingtai	September 2014	March 2016	3,000	Monthly
Bank of Xingtai	September 2014	March 2016	300	Monthly
Bank of Xingtai	September 2014	September 2016	8,400	Monthly
Bank of Xingtai	September 2014	March 2016	300	Monthly
Bank of Xingtai	September 2014	September 2016	8,400	Monthly
Industrial and Commercial Bank of China	July 2014	January 2017	288,000	Annually
Industrial and Commercial Bank of China	July 2014	January 2018	300,000	Annually
Industrial and Commercial Bank of China	August 2014	January 2019	168,000	Annually
Industrial and Commercial Bank of China	August 2014	January 2019	300,000	Annually
Industrial and Commercial Bank of China	August 2014	January 2018	132,000	Annually
Industrial and Commercial Bank of China	August 2014	January 2019	252,000	Annually
Industrial and Commercial Bank of China	December 2014	May 2016	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2016	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2017	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2017	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2018	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2018	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2019	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2019	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2020	7,000	Quarterly

Lender	Date of Borrowing	Due Date	Principal Amount ( in RMB)	Interest Payment Periods
As of Decemberember 31, 2014
Long term loan(continued):
Industrial and Commercial Bank of China	December 2014	November 2020	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2021	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2021	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2022	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2022	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2023	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2023	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2024	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2024	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2025	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2025	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2026	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2026	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2027	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2027	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2028	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	November 2028	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	May 2029	7,000	Quarterly
Industrial and Commercial Bank of China	December 2014	December 2029	7,000	Quarterly
Agriculture Bank of China	August 2012	February 2017	2,850	Quarterly
Agriculture Bank of China	August 2012	August 2018	2,850	Quarterly
Agriculture Bank of China	August 2012	August 2019	2,900	Quarterly
Agriculture Bank of China	August 2012	February 2016	2,850	Quarterly
Agriculture Bank of China	August 2012	August 2016	2,850	Quarterly
Agriculture Bank of China	August 2012	August 2017	2,850	Quarterly
Agriculture Bank of China	August 2012	February 2018	2,850	Quarterly
Agriculture Bank of China	August 2012	February 2019	2,900	Quarterly
Agriculture Bank of China	September 2012	February 2016	8,150	Quarterly
Agriculture Bank of China	September 2012	August 2016	8,150	Quarterly
Agriculture Bank of China	September 2012	February 2017	8,150	Quarterly
Agriculture Bank of China	September 2012	August 2017	8,150	Quarterly
Agriculture Bank of China	September 2012	February 2018	8,150	Quarterly
Agriculture Bank of China	September 2012	August 2018	8,150	Quarterly
Agriculture Bank of China	September 2012	February 2019	10,100	Quarterly
Agriculture Bank of China	September 2012	August 2019	10,100	Quarterly
Subtotal			1,902,400

Total borrowings			4,199,933

Schedule of borrowings by current and noncurrent classification

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Short-term	1,122,352	2,275,533
Long-term, current portion	936,163	22,000
Subtotal	2,058,515	2,297,533
Long-term	1,554,000	1,902,400
Total	3,612,515	4,199,933

Schedule of future principal repayments on the long-term borrowings
Year ending December 31,	RMB
2015	22,000
2016	210,400
2017	324,000
2018	468,000
Thereafter	900,000
Total	1,924,400